GOODWILL AND INTANGIBLE ASSETS - ADDITIONAL INFORMATION (Details) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jul. 08, 2015
Goodwill, Impairment Loss		$ 2,064	$ 0
Beauty Brands - Held for Sale [Member]
Disposal Groups - Number of Product Categories				4
Disposal Groups - Number of Brands				43
Batteries [Member]
Goodwill, Impairment Loss	$ 863	$ 1,200
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	110
Intangible Asset Impairment Charges After Tax [Line Items]	$ 69